Segments (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Results by Segment

Results by segment

2018	Retail Banking £m	Corporate & Commercial Banking £m	Corporate & investment Banking £m	Corporate Centre £m	Total £m
Net interest income	3,126	403	69	5	3,603
Non-interest income/(expense)	638	82	272	(61)	931

Total operating income/(expense)	3,764	485	341	(56)	4,534

Operating expenses before credit impairment losses, provisions and charges	(1,929)	(258)	(262)	(130)	(2,579)

Credit impairment (losses)/releases	(124)	(23)	(14)	8	(153)
Provisions for other liabilities and charges	(230)	(14)	(8)	(5)	(257)

Total operating credit impairment losses, provisions and (charges)/releases(1)	(354)	(37)	(22)	3	(410)

Profit/(loss) before tax	1,481	190	57	(183)	1,545

Revenue from external customers	4,421	638	386	(911)	4,534
Inter-segment revenue	(657)	(153)	(45)	855	—

Total operating income/(expense)	3,764	485	341	(56)	4,534

Revenue from external customers includes the following fee and commission income disaggregated by income type:(2)
– Current account and debit card fees	697	27	29	—	753
– Insurance, protection and investments	105	—	—	—	105
– Credit cards	85	—	—	—	85
– Non-banking and other fees(3)	75	62	87	3	227

Total fee and commission income	962	89	116	3	1,170
Fee and commission expense	(382)	(25)	(14)	—	(421)

Net fee and commission income	580	64	102	3	749

Customer loans	172,747	17,702	4,613	4,524	199,586
Total assets(4)	201,261	17,702	27,569	36,840	283,372

Customer deposits	142,065	17,606	4,853	2,791	167,315
Total liabilities	142,839	17,634	8,480	98,510	267,463

Average number of staff	20,694	1,732	1,108	111	23,645

(1)

Credit impairment losses for 2018 are calculated on an IFRS 9 basis and for 2017 and earlier on an IAS 39 basis. For more on this methodology change, see the IFRS 9 accounting policy changes in Note 1 and the IFRS 9 transition disclosures in Note 44.

(2)	The disaggregation of fees and commission income as shown above is not included in reports provided to the chief operating decision maker but is provided to show the split by reportable segments.
(3)	Non-banking and other fees include mortgages, consumer finance, commitment commission, asset finance, invoice finance and trade finance.
(4)	Includes customer loans, net of credit impairment loss allowances.

2017	Retail Banking(5) £m	Corporate & Commercial Banking £m	Corporate & Investment Banking £m	Corporate Centre(5) £m	Total £m
Net interest income	3,270	391	74	68	3,803
Non-interest income	615	74	364	56	1,109

Total operating income	3,885	465	438	124	4,912

Operating expenses before credit impairment losses, provisions and charges	(1,856)	(223)	(304)	(116)	(2,499)

Credit impairment (losses)/releases(1)	(36)	(13)	(174)	20	(203)
Provisions for other liabilities and charges	(342)	(55)	(11)	15	(393)

Total operating credit impairment losses, provisions and (charges)/releases	(378)	(68)	(185)	35	(596)

Profit/(loss) before tax	1,651	174	(51)	43	1,817

Revenue from external customers	4,534	639	506	(767)	4,912
Inter-segment revenue	(649)	(174)	(68)	891	—

Total operating income	3,885	465	438	124	4,912

Revenue from external customers includes the following fee and commission income disaggregated by income type:(2)
– Current account and debit card fees	737	27	27	—	791
– Insurance, protection and investments	100	—	—	—	100
– Credit cards	92	—	—	—	92
– Non-banking and other fees(3)	45	63	123	8	239

Total fee and commission income	974	90	150	8	1,222
Fee and commission expense	(367)	(31)	(17)	—	(415)

Net fee and commission income	607	59	133	8	807

Customer loans	168,729	19,391	6,037	6,167	200,324
Total assets(4)	174,524	19,391	51,078	69,772	314,765

Customer deposits	143,834	17,760	4,546	9,781	175,921
Total liabilities	150,847	18,697	45,603	83,413	298,560

Average number of staff	17,194	1,240	1,006	119	19,559

2016
Net interest income	3,117	380	73	12	3,582
Non-interest income	559	76	312	266	1,213

Total operating income	3,676	456	385	278	4,795

Operating expenses before credit impairment losses, provisions and charges	(1,785)	(215)	(281)	(133)	(2,414)

Credit impairment (losses)/releases(1)	(21)	(29)	(21)	4	(67)
Provisions for other liabilities and charges	(338)	(26)	(11)	(22)	(397)

Total operating credit impairment losses, provisions and charges	(359)	(55)	(32)	(18)	(464)

Profit before tax	1,532	186	72	127	1,917

Revenue from external customers	4,387	651	474	(717)	4,795
Inter-segment revenue	(711)	(195)	(89)	995	—

Total operating income	3,676	456	385	278	4,795

Revenue from external customers includes the following fee and commission income disaggregated by income type:(2)
– Current account and debit card fees	697	27	23	—	747
– Insurance, protection and investments	94	—	—	—	94
– Credit cards	95	—	—	—	95
– Non-banking and other fees(3)	53	57	132	10	252

Total fee and commission income	939	84	155	10	1,188
Fee and commission expense	(369)	(31)	(17)	(1)	(418)

Net fee and commission income	570	53	138	9	770

Customer loans	168,389	19,382	5,659	6,726	200,156
Total assets(4)	175,100	19,381	39,777	68,253	302,511

Customer deposits	143,996	16,082	4,054	8,219	172,351
Total liabilities	149,793	17,203	36,506	83,556	287,058

Average number of staff	17,424	1,435	916	88	19,863

(1)

Credit impairment losses for 2018 are calculated on an IFRS 9 basis and for 2017 and earlier on an IAS 39 basis. For more on this methodology change, see the IFRS 9 accounting policy changes in Note 1 and the IFRS 9 transition disclosures in Note 44.

(2)	The disaggregation of fees and commission income as shown above is not included in reports provided to the chief operating decision maker but is provided to show the split by reportable segments.
(3)	Non-banking and other fees include mortgages, consumer finance, commitment commission, asset finance, invoice finance and trade finance.
(4)	Includes customer loans, net of credit impairment loss allowances.
(5)

The re-segmentation to report our Jersey and Isle of Man branches in Corporate Centre, rather than in Retail Banking, has resulted in profit before tax of £21m being re-presented in Corporate Centre in 2017 (2016: £15m), as well as customer loans of £262m (2016: £248m) and customer deposits of £6,418m (2016: £5,188m).